advance billings and customer deposits (Tables)	12 Months Ended
Dec. 31, 2019
advance billings and customer deposits
Disclosure of advance billings and customer accounts

As at December 31 (millions)	2019	2018
Advance billings	$522	$538
Deferred customer activation and connection fees	9	10
Customer deposits	14	13
Contract liabilities	545	561
Other	130	95
	$675	$656

Schedule of changes in contract liabilities

Years ended December 31 (millions)	Note	2019	2018
Balance, beginning of period		$811	$780
Revenue deferred in previous period and recognized in current period		(648)	(689)
Net additions arising from operations		605	708
Additions arising from business acquisitions	18(b)	33	12
Balance, end of period		$801	$811
Current		$718	$718
Non-current	27
Deferred revenues		70	78
Deferred customer activation and connection fees		13	15
		$801	$811
Reconciliation of contract liabilities presented in the consolidated statements of financial position – current
Gross contract liabilities		$718	$718
Reclassification to contract assets for contracts with contract liabilities less than contract assets		(166)	(154)
Reclassification from contract assets for contracts with contract assets less than contract liabilities		(7)	(3)
		$545	$561